Statement of Redeemable Stock and Stockholders' Deficit (USD $) In Thousands, except Share data	Total	Total Redeemable Convertible Preferred and Redeemable Ordinary Stock	Ordinary Stock	Series B Ordinary Stock	Additional Paid-in Capital	Accumulated Deficit	Accumulated other comprehensive Income (Loss)	Comprehensive (Loss) Income	Series A Redeemable Convertible Preferred	Series B Redeemable Convertible Preferred	Right to Shares of Series B Redeemable Convertible Preferred	Ordinary Shares Subject to Put Rights
Beginning balance at Feb. 22, 2009	$ (346,008)	$ 88,065	$ 16,192	$ 0	$ 11,797	$ (370,655)	$ (3,342)		$ 86,678	$ 0	$ 0	$ 1,387
Beginning balance, shares at Feb. 22, 2009			27,913	0					6,561	0	0	896
Net (loss) income	6,645					6,645		6,645
Unrealized gain on derivative instrument	1,892						1,892	1,892
Unrealized foreign currency translation adjustment	1,324						1,324	1,324
Unrealized gain (loss) on corporate equity security, net of tax of $7, $2 and $1 in 2010, 2011 and 2012 respectively	(11)						(11)	(11)
Accretion of Series A redeemable, convertible preferred stock to redemption value	(6,934)	6,934			(6,934)				6,934
Change in ordinary shares subject to put rights, shares			10									(10)
Change in ordinary shares subject to put rights	58	(58)	6		52							(58)
Stock-based compensation expense	3,974				3,974
Comprehensive income (loss)								9,850
Ending balance at Feb. 28, 2010	(339,060)	94,941	16,198	0	8,889	(364,010)	(137)		93,612	0	0	1,329
Ending balance, shares at Feb. 28, 2010			27,923	0					6,561	0	0	886
Net (loss) income	(11,893)					(11,893)		(11,893)
Unrealized foreign currency translation adjustment	1,324						1,324	1,324
Unrealized gain (loss) on corporate equity security, net of tax of $7, $2 and $1 in 2010, 2011 and 2012 respectively	22						22	22
Change in ordinary shares subject to put rights, shares			39									(39)
Change in ordinary shares subject to put rights	59	(59)	23		36							(59)
Issuance of Series B preferred shares, net of issuance cost of $428, shares										3,532
Issuance of Series B preferred shares, net of issuance cost of $428		11,023								11,023
Accretion of Series B preferred stock to redemption value	(43,400)	43,400			(10,060)	(33,340)				43,400
Issuance of Series B ordinary shares, net of issuance cost of $205, shares				15,512
Issuance of Series B ordinary shares, net of issuance cost of $205	5,398			8,998	(205)	(3,395)
Accretion of Series A preferred stock to redemption value	(7,489)	7,489			(661)	(6,828)			7,489
Issuance of contingent right to shares of Series B ordinary	1,533				1,533
Issuance of contingent right to shares of Series B preferred		5,518									5,518
Stock-based compensation expense	468				468
Comprehensive income (loss)								(10,547)
Ending balance at Feb. 27, 2011	(393,038)	162,312	16,221	8,998	0	(419,466)	1,209		101,101	54,423	5,518	1,270
Ending balance, shares at Feb. 27, 2011			27,962	15,512					6,561	3,532	0	847
Net (loss) income	(18,790)					(18,790)		(18,790)
Unrealized foreign currency translation adjustment	60						60	60
Unrealized gain (loss) on corporate equity security, net of tax of $7, $2 and $1 in 2010, 2011 and 2012 respectively	(4)						(4)	(4)
Change in ordinary shares subject to put rights, shares			60									60
Change in ordinary shares subject to put rights	89	(89)	34		55							(89)
Exercise of employee stock options, shares			3
Exercise of employee stock options	2		2
Accretion of Series B preferred stock to redemption value	(4,353)	4,353			(137)	(4,216)				4,353
Accretion of Series A preferred stock to redemption value	(8,088)	8,088			(254)	(7,834)			8,088
Stock-based compensation expense	336				336
Comprehensive income (loss)								(18,734)
Ending balance at Feb. 26, 2012	$ (423,786)	$ 174,664	$ 16,257	$ 8,998	$ 0	$ (450,306)	$ 1,265		$ 109,189	$ 58,776	$ 5,518	$ 1,181
Ending balance, shares at Feb. 26, 2012			28,025	15,512					6,561	3,532	0	787